Note 7 - Accrued Interest Receivable	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Accrued Interest Receviable [Text Block]
NOTE
7
Accrued Interest Receivable
Accrued int
erest receivable at
December 31
is summarized as follows:

(Dollars in thousands)	201 7	201 6
Securities available for sale	$352	400
Loans receivable	1,992	2,226
	$2,344	2,626